Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Pension and other post-retirement benefits	Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2021 were $10,836 (2020 - $9,672).
The Company provides a defined benefit cash balance pension plan under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. In conjunction with the utility acquisitions, the Company also assumes defined benefit pension, SERP and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company permanently freezes the accrual of benefits for participants in legacy plans. Thereafter, employees accrue benefits under the Company’s cash balance plan. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2021	2020	2021	2020
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$834,913	$564,970	$306,524	$219,217
Projected benefit obligation assumed from business combination	—	195,231	—	44,950
Plan Settlements	(1,294)	—	—	—
Service cost	14,673	15,450	7,307	6,175
Interest cost	20,676	19,281	8,048	7,695
Actuarial loss (gain)	(36,597)	76,618	(18,977)	34,507
Contributions from retirees	—	171	2,040	2,037
Plan amendments	237	(191)	310	—
Medicare Part D	—	—	373	377
Benefits paid	(66,800)	(37,020)	(12,979)	(8,434)
Foreign exchange	(190)	403	—	—
Projected benefit obligation, end of year	$765,618	$834,913	$292,646	$306,524
Change in plan assets
Fair value of plan assets, beginning of year	629,157	407,074	176,616	158,873
Plan assets acquired in business combination	—	179,600	—	—
Actual return on plan assets	58,721	52,876	15,200	21,219
Employer contributions	29,058	26,099	11,178	2,583
Plan Settlements	(1,294)	—	—	—
Contributions from retirees	—	171	1,988	1,998
Medicare Part D subsidy receipts	—	—	372	377
Benefits paid	(66,800)	(37,020)	(12,979)	(8,434)
Foreign exchange	22	357	—	—
Fair value of plan assets, end of year	$648,864	$629,157	$192,375	$176,616
Unfunded status	$(116,754)	$(205,756)	$(100,271)	$(129,908)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	84	488	11,879	10,174
Current liabilities	(1,902)	(1,989)	(699)	(2,835)
Non-current liabilities	(114,936)	(204,255)	(111,451)	(137,247)
Net amount recognized	$(116,754)	$(205,756)	$(100,271)	$(129,908)
The accumulated benefit obligation for the pension plans was $1,008,754 and $1,080,685 as of December 31, 2021 and 2020, respectively.
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2021	2020	2021	2020
Accumulated benefit obligation	$489,043	$727,981	$274,649	$288,594
Fair value of plan assets	$396,679	$578,143	$162,592	$148,496

Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2021	2020	2021	2020
Projected benefit obligation	$580,841	$833,846	$274,649	$288,594
Fair value of plan assets	$452,333	$627,601	$162,592	$148,496

(b)Pension and post-employment actuarial changes

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2020	$38,510	$(6,180)	$(9,146)	$—
Additions to AOCI	50,026	(191)	22,036	—
Amortization in current period	(5,430)	1,609	(509)	—
Reclassification to regulatory accounts	(25,875)	(544)	(16,680)	—
Balance, December 31, 2020	$57,231	$(5,306)	$(4,299)	$—
Additions to AOCI	(59,754)	237	(24,126)	24
Amortization in current period	(13,130)	1,626	(2,021)	310
Amortization pursuant to plan settlements	(210)	—	—	—
Reclassification to regulatory accounts	31,670	(752)	14,816	—
Balance, December 31, 2021	$15,807	$(4,195)	$(15,630)	$334
The movements in AOCI for Empire Electric and Gas Systems' and St. Lawrence Gas System's pension and OPEB plans are reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery (note 7(c)).
10.Pension and other post-employment benefits (continued)
(c)Assumptions
Weighted average assumptions used to determine net benefit obligation for 2021 and 2020 were as follows:

	Pension benefits		OPEB
	2021	2020	2021	2020
Discount rate	2.94%	2.49%	2.92%	2.58%
Interest crediting rate (for cash balance plans)	4.00%	4.15%	N/A	N/A
Rate of compensation increase	4.00%	4.00%	N/A	N/A
Health care cost trend rate
Before age 65			5.875%	6.00%
Age 65 and after			5.875%	6.00%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2031
The mortality assumption for December 31, 2021 uses the Pri-2012 mortality table and the projected generationally scale MP-2021, adjusted to reflect the ultimate improvement rates in the 2021 Social Security Administration intermediate assumptions for plans in the United States. The mortality assumption for the Bermuda plan as of December 31, 2021 uses the 2014 Canadian Pensioners' Mortality Table combined with mortality improvement scale CPM-B.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
Weighted average assumptions used to determine net benefit cost for 2021 and 2020 were as follows:

	Pension benefits		OPEB
	2021	2020	2021	2020
Discount rate	2.49%	3.19%	2.58%	3.29%
Expected return on assets	6.20%	6.85%	4.79%	5.57%
Rate of compensation increase	3.99%	3.96%	n/a	n/a
Health care cost trend rate
Before Age 65			5.122%	6.125%
Age 65 and after			5.122%	6.125%
Assumed ultimate medical inflation rate			4.05%	4.75%
Year in which ultimate rate is reached			2031	2031
10.Pension and other post-employment benefits (continued)
(d)Benefit costs
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of other net losses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2021	2020	2021	2020
Service cost	$14,673	$15,450	$7,307	$6,175
Non-service costs
Interest cost	20,676	19,281	8,048	7,695
Expected return on plan assets	(35,972)	(26,285)	(10,052)	(8,748)
Amortization of net actuarial loss	13,126	5,430	2,021	509
Amortization of prior service credits	(1,626)	(1,609)	11	—
Settlement Loss Recognized	198	—	—	—
Amortization of regulatory accounts	19,665	16,272	218	1,527
	$16,067	$13,089	$246	$983
Net benefit cost	$30,740	$28,539	$7,553	$7,158
(e)Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	48%	30% -100%
Debt securities	43%	20% - 60%
Other	9%	0% - 20%
	100%

The fair values of investments as of December 31, 2021, by asset category, are as follows:

Asset class	2021	Percentage
Equity securities	$429,147	51%
Debt securities	350,834	42%
Other	61,259	7%
	$841,240	100%
As of December 31, 2021, the plan assets do not include any material investments in AQN.
10.Pension and other post-employment benefits (continued)
(e)Plan assets (continued)
All investments as of December 31, 2021 were valued using level 1 inputs except for 17,314 of institutional private equity investments using level 3 fair value measurement. These private equity funds invest in the private equity secondary market and in the credit markets. These funds are not traded in the open market, and are valued based on the underlying securities within the funds. The underlying securities are valued at fair value by the fund managers by using securities exchange quotations, pricing services, obtaining broker-dealer quotations, reflecting valuations provided in the most recent financial reports, or at a good faith estimate using fair market value principles.
The following table summarizes the changes fair value of these level 3 assets as of December 31:

Level 3
Balance, January 1, 2021	$7,745
Contributions into funds	6,233
Unrealized gains	4,257
Distributions	(921)
Balance, December 31, 2021	$17,314
(f)Cash flows
The Company expects to contribute $21,305 to its pension plans and $12,208 to its post-employment benefit plans in 2021.
The expected benefit payments over the next ten years are as follows:

	2022	2023	2024	2025	2026	2027-2031
Pension plan	$47,802	$43,760	$44,478	$46,318	$47,554	$238,011
OPEB	10,465	11,064	11,646	12,060	12,543	68,454